SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF WELLS FARGO U.S. EQUITY FUNDS
For the Wells Fargo Large Cap Core Fund (the “Fund”)

Jeff Moser, CFA has announced his intention to retire from Wells Capital Management Incorporated on April 30, 2020. He will continue to serve as a portfolio manager of the Fund through April 30, 2020. After April 30, 2020, all references to Jeff Moser, CFA in the Fund’s prospectuses and Statement of Additional Information will be removed.

Effective immediately, Vince Fioramonti, CFA is added as portfolio manager to the Fund.

I. Prospectus In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	John R. Campbell, CFA, Portfolio Manager / 2015 Vince Fioramonti, CFA, Portfolio Manager / 2019 Jeff C. Moser, CFA, Portfolio Manager / 2007

In addition, the section entitled “The Sub-Advisers and Portfolio Managers” is supplemented with the following:

Vince Fioramonti, CFA Large Cap Core Fund	Mr. Fioramonti joined Wells Capital Management or one of its predecessor firms in 2012, where he currently serves as a Senior Portfolio Manager for the Golden Capital Equity team.

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Vince Fioramonti, CFA[1]	Registered Investment Companies
	Number of Accounts	4
	Total Assets Managed	$99.16 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	3
	Total Assets Managed	$47.26 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Vince Fioramonti, CFA became a portfolio manager of the Fund on October 21, 2019. The information presented in this table is as of July 31, 2018, at which time Vince Fioramonti, CFA was not a portfolio manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management[1]
Vince Fioramonti, CFA[2]	Large Cap Core Fund	$0
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Vince Fioramonti, CFA became a portfolio manager of the Fund on October 21, 2019. The information presented in this table is as of July 31, 2018, at which time Vince Fioramonti, CFA was not a portfolio manager of the Fund.

October 21, 2019	LCR109/P101SP3